                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21586

                     First Trust Enhanced Equity Income Fund
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 765-8000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2010

(GRAPHIC)

FIRST TRUST
ENHANCED EQUITY
INCOME FUND

(FIRST TRUST LOGO)                           CHARTWELL INVESTMENT PARTNERS
                                      INSTITUTIONAL AND PRIVATE ASSET MANAGEMENT
                                                       (GRAPHIC)

TABLE OF CONTENTS

                  FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2010

Shareholder Letter ........................................................    1
At a Glance ...............................................................    2
Portfolio Commentary ......................................................    3
Portfolio of Investments ..................................................    6
Statement of Assets and Liabilities .......................................   12
Statement of Operations ...................................................   13
Statements of Changes in Net Assets .......................................   14
Financial Highlights ......................................................   15
Notes to Financial Statements .............................................   16
Additional Information ....................................................   23

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Chartwell Investment Partners, L.P. ("Chartwell" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Enhanced Equity Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                         PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market value of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                             HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Chartwell are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

SHAREHOLDER LETTER

                  FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2010

Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Enhanced Equity Income Fund (the "Fund").

First Trust Advisors L.P. ("First Trust") has always believed that staying invested in quality products and having a long-term horizon can help investors reach their financial goals. The past eighteen months have been challenging, but successful investors understand that the success they have achieved is typically because of their long-term investment perspective through all kinds of markets.

The report you hold contains detailed information about your investment; a portfolio commentary from the Fund's management team that provides a recap of the period; a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the six months this report covers. I encourage you to read this document and discuss it with your financial advisor.

First Trust offers a variety of products that can fit many financial plans to help those investors who are seeking long-term financial success. You may want to talk to your advisor about the other investments we offer that might fit your financial plan.

At First Trust we continue to be committed to making available up-to-date information about your investments so you and your financial advisor have current information on your portfolio. We value our relationship with you, and we thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,


/s/ James A. Bowen

James A. Bowen
President of First Trust Enhanced Equity Income Fund

FIRST TRUST ENHANCED EQUITY INCOME FUND
"AT A GLANCE"
AS OF JUNE 30, 2010 (UNAUDITED)

FUND STATISTICS

Symbol on New York Stock Exchange                                      FFA
Common Share Price                                                  $10.15
Common Share Net Asset Value ("NAV")                                $11.30
Premium (Discount) to NAV                                           (10.18)%
Net Assets Applicable to Common Shares                        $225,649,340
Current Quarterly Distribution per Common Share (1)                 $0.220
Current Annualized Distribution per Common Share                    $0.880
Current Distribution Rate on Closing Common Share Price (2)           8.67%
Current Distribution Rate on NAV (2)                                  7.79%

COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)

                              (PERFORMANCE GRAPH)

           Common
            Share
            Price    NAV
           ------   -----
6/30/09      8.82   10.67
7/2/09       8.78    10.5
7/10/09      8.45   10.31
7/17/09      9.01   10.94
7/24/09      9.47   11.29
7/31/09      9.55   11.36
8/7/09        9.8   11.44
8/14/09       9.8   11.44
8/21/09     10.02   11.68
8/28/09      9.94    11.7
9/4/09      10.02   11.63
9/11/09     10.35   11.89
9/18/09     10.58   12.05
9/25/09     10.14   11.64
10/2/09      9.97   11.47
10/9/09     10.38   11.93
10/16/09    10.49   12.05
10/23/09    10.59   11.99
10/30/09     9.97   11.59
11/6/09     10.49   11.91
11/13/09    10.69   12.13
11/20/09    10.89   12.12
11/27/09     10.8   12.17
12/4/09     11.16   12.34
12/11/09    11.38   12.38
12/18/09     11.5   12.36
12/24/09    11.75   12.39
12/31/09     11.7   12.32
1/8/10      11.68   12.55
1/15/10     12.04    12.5
1/22/10      11.7   12.12
1/29/10     10.97   11.95
2/5/10      11.18    11.9
2/12/10     10.96   12.08
2/19/10     11.55   12.44
2/26/10     11.41   12.42
3/5/10      11.73   12.71
3/12/10     11.72   12.81
3/19/10     11.56   12.66
3/26/10     11.73   12.76
4/1/10      11.98   12.92
4/9/10      11.97   13.05
4/16/10     11.94   13.03
4/23/10      12.1   13.19
4/30/10     12.01   12.94
5/7/10      10.51   12.11
5/14/10        11   12.35
5/21/10     10.36   11.83
5/28/10      10.5   11.94
6/4/10      10.34   11.66
6/11/10     10.62   12.05
6/18/10     10.85   12.31
6/25/10     10.37   11.72
6/30/10     10.15   11.30

PERFORMANCE

                                                           Average Annual Total Return
                                                      -------------------------------------
                      6 Months Ended   1 Year Ended   5 Years Ended   Inception (8/26/2004)
                         6/30/2010       6/30/2010      6/30/2010          to 6/30/2010
                      --------------   ------------   -------------   ---------------------
Fund Performance(3)
NAV                       -4.65%          14.58%          -0.15%               0.69%
Market Value              -9.74%          24.62%          -2.68%              -1.90%
Index Performance
S&P 500 Index             -6.65%          14.43%          -0.79%               0.87%

                                        % OF LONG-TERM
TOP 10 HOLDINGS                          INVESTMENTS
---------------                         ---------------
Intel Corp.                                   4.0%
Occidental Petroleum Corp.                    4.0
Bristol-Myers Squibb Co.                      3.9
Exxon Mobil Corp.                             3.1
International Business Machines Corp.         3.0
SPDR KBW Bank ETF                             2.7
Microchip Technology, Inc.                    2.5
PPG Industries, Inc.                          2.4
Caterpillar, Inc.                             2.4
JPMorgan Chase & Co.                          2.4
                                             ----
   Total                                     30.4%
                                             ====

                             % OF LONG-TERM
SECTOR CLASSIFICATION         INVESTMENTS
---------------------        --------------
Information Technology             17.4%
Financials                         14.3
Energy                             14.3
Industrials                        12.6
Consumer Staples                   11.7
Health Care                        10.8
Consumer Discretionary              7.0
Materials                           4.9
Telecommunication Services          2.9
Other                               2.7
Utilities                           1.4
                                  -----
   Total                          100.0%
                                  =====

(1) Most recent distribution paid or declared through 6/30/2010. Subject to change in the future.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share Price or NAV, as applicable, as of 6/30/2010. Subject to change in the future.

(3) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in NAV per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

                              PORTFOLIO COMMENTARY

                                   SUB-ADVISOR

Chartwell Investment Partners, L.P. ("Chartwell") is an employee-owned investment advisory firm founded on April 1, 1997 by nine investment professionals from Delaware Investment Advisers. The firm is 75% owned by the partners and employees of Chartwell and 25% owned by a limited partnership comprised of three passive investors in the Philadelphia area. There are no affiliates at this time. The firm is a research-based equity and fixed-income manager with a disciplined, team-oriented investment process.

Timothy J. Riddle, an executive with 30 years of investment industry experience, is the Chief Executive Officer of Chartwell. Michael J. McCloskey, an executive with 22 years of management experience, serves as President. G. Gregory Hagar is Chartwell's Chief Financial Officer and Chief Compliance Officer. He has 21 years of related experience.

                            PORTFOLIO MANAGEMENT TEAM

(PHOTO OF BERNARD P. SCHAFFER)

BERNARD P. SCHAFFER
MANAGING PARTNER, SENIOR PORTFOLIO MANAGER

Mr. Schaffer is a founding partner of Chartwell and has 38 years of investment industry experience. He serves as senior portfolio manager for Chartwell's closed-end fund and hedged large-cap equity strategies. As the lead portfolio manager for the Fund since 2007, he focuses on securities in the Energy, Financials and Consumer Staples sectors. He was employed as a Senior Portfolio Manager at Delaware Investment Advisers from 1990 to 1997, managing two closed-end equity income funds that utilized option strategies to generate portfolio gains. Mr. Schaffer earned a Bachelor's degree in Economics from Villanova University and an MBA from the University of Pennsylvania's Wharton School.

(PHOTO OF DOUGLAS W. KUGLER)

DOUGLAS W. KUGLER, CFA
PRINCIPAL, PORTFOLIO MANAGER

Mr. Kugler is a portfolio manager on Chartwell's large-cap equity portfolio management team and has 12 years of investment industry experience. His areas of focus include the Transportation and Consumer Discretionary sectors of the market. He has been a portfolio manager for the Fund since 2007. From 1993 to 2003, he held several positions at Morgan Stanley Investment Management (Miller Anderson & Sherrerd) including Head of Mutual Fund Administration and Vice President and Treasurer of the MAS Funds, Junior Associate in the Equity Department, and his last position held prior to joining Chartwell was Senior Associate and Analyst for the Large Cap Value team. Prior to joining Morgan Stanley, he was an Assistant Vice President and Senior Accounting Officer at Provident Financial Processing Corporation. Mr. Kugler holds the Chartered Financial Analyst designation and is a member of the CFA (Chartered Financial Analysts) Institute and the CFA Society of Philadelphia. Mr. Kugler earned a Bachelor's degree in Accounting from the University of Delaware.

(PHOTO OF KEVIN A. MELICH)

KEVIN A. MELICH, CFA
MANAGING PARTNER, SENIOR PORTFOLIO MANAGER

Mr. Melich is a founding partner of Chartwell and has 45 years of investment industry experience. He is a member of Chartwell's large-cap equity portfolio management team and implements portfolio management decisions for high-yield equity institutional portfolios, including the Fund. He has been a portfolio manager for the Fund since 2007. His areas of focus are in the Automotive, Machinery, Office Electronics and REITs sectors. He was employed as a Senior Portfolio Manager at Delaware Investment Advisers from 1983 to 1997. There he managed over $1.6 billion for institutional accounts in the value style. From 1979 to 1983, Mr. Melich was a Partner with the economics consulting firm, A.B. Laffer Associates. From 1964 to 1979, he was the Senior Investment Officer and Manager of the Trust and Investment Division of Security Trust Company. Mr. Melich holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Philadelphia. He earned a Bachelor of Science degree in Economics from St. John Fisher College.

                                   COMMENTARY

FIRST TRUST ENHANCED EQUITY INCOME FUND

The investment objective of First Trust Enhanced Equity Income Fund (the "Fund") is to provide a high level of current income and gains and, to a lesser extent, capital appreciation. The Fund pursues its investment objective by investing in a diversified portfolio of equity securities. Under normal market conditions, the Fund pursues an integrated investment strategy in which the Fund invests substantially all of its managed assets in a diversified portfolio of common stocks of U.S. corporations and U.S. dollar-denominated equity securities of foreign issuers. These securities are traded on U.S. securities exchanges. In addition, on an ongoing and consistent basis, the Fund will write (sell) covered call options on a portion of the Fund's managed assets. There can be no assurance that the Fund's investment objective will be achieved.

MARKET RECAP

Stock market performance for the six months ended June 30, 2010 was volatile. Strong corporate earnings growth excited investors while weak macro-economic news dampened investor enthusiasm at times. From the start of the period through the third week of January 2010, the market continued its advance that started in the fall of 2009. However, in that third week of January, news surrounding sovereign debt worries in Greece and other southern European nations began to weigh on the market. This news created concerns of another credit crunch and the Standard & Poor's 500 Index ("S&P 500") reversed course and fell approximately 8%. Then, on February 9, 2010, news broke that the European Central Bank had developed a plan to support the bonds of the governments that were in fiscal turmoil. The stock market responded positively to that news and the continued strong corporate earnings which were being reported. The S&P 500 rose 15.2% from its February low to its highest levels since the start of the US mortgage crisis in September 2008. This peak was reached in late April 2010. At this point, the European debt crisis garnered headlines again as Greece's debt rating was cut to "junk" status by Standard & Poor's. The market remained weak for a time and then on May 6, 2010 saw the most volatile trading day in many years as the Dow Jones Industrial Average dropped by nearly 1,000 points intra-day - its biggest intra-day drop ever - before rallying late in the day. While there were many rumors regarding what caused this "flash-crash" as it has come to be known, the events of that day and weaker than expected economic data weakened the market's resolve and questions regarding a "double-dip" recession of the U.S. economy began to gain prominence. These economic concerns, combined with the uncertain environment in Europe and continued questions as to the strength of China's economy, drove the S&P 500 down just over 15% from its peak to the close on June 30, 2010. Therefore, at the end of this volatile six-month period the S&P 500 had fallen 6.65%.

PERFORMANCE ANALYSIS

The net asset value ("NAV") total return(1) of the Fund for the six-month period ending June 30, 2010 was -4.65% and the market value total return(1) of the Fund was -9.74%. Both these returns were inclusive of dividends paid during the period. During this same time period, the S&P 500 returned -6.65% also inclusive of dividends. The main positive contributors to the Fund's relative performance versus the S&P 500 during the first half of 2010 were in the Energy, Consumer Discretionary and Industrials sectors. Within the Energy sector, the allocation to Master Limited Partnerships ("MLPs") was the main driver of performance as the four MLPs owned by the portfolio were up in the range of 7% to 20% in the weak market. Capano Energy LLC and Enterprise Product Partners L.P. were the best-performing stocks. The strength in the Consumer Discretionary sector was the result of stock selection with Limited Brands, Inc., performing the best. Meanwhile, the success in the Industrials sector was based on stock selection, with overweights in Emerson Electric Co. and Caterpillar Inc., leading the way. Disappointing performance within the Fund's portfolio came mostly from the Consumer Staples and Telecommunications sectors with Avon Products, Inc. and Verizon Communications Inc., being the most significant. The Fund continued to sell call options on a significant percentage of the Fund's holdings during the period. With the market rising during the first part of the reporting period the program detracted from relative performance which is typical with written options programs. However, during the market retreat the program was additive to performance. Overall for the period, the options program aided performance. We continue to believe the strategy of combining high dividend-paying stocks and an option overwrite program is an excellent long-term strategy.

----------
(1) Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

MARKET & FUND OUTLOOK

As we have discussed in previous reports, the stock market is a forward-looking indicator. Given its recent and continued volatility, it appears to be anticipating a continuation of mixed economic results. The economic recovery that began in early 2009 has seemingly hit a "soft patch". There are questions regarding the continued strength of this recovery going forward, some of which are: Will the employment situation improve and at what pace? Will the consumer reduce spending if employment does not improve? How will the situation in Europe play out and what impacts will there be to the U.S. economy? Will China engineer a soft landing or will their economy slow too fast? On the other hand, corporate earnings of U.S. companies have generally continued to grow and outpace expectations based on growing revenues and strong productivity; many U.S. corporations have significant cash on the their balance sheets and appear to be in strong financial position; the situation in Europe has appeared to stabilize at this point; and monetary policy will likely remain supportive of economic growth for longer than expected. As these uncertain conditions continue, we are likely to maintain a significant level of covered calls written on the Fund's holdings. We will continue to run the portfolio with the dual objectives of earning dividend income and options gains while seeking capital appreciation opportunities over the market cycle.

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2010 (UNAUDITED)

 SHARES                       DESCRIPTION                          VALUE
-------   --------------------------------------------------   ------------
COMMON STOCKS - 91.6%
          AEROSPACE & DEFENSE - 3.2%
 75,900   Honeywell International, Inc. ....................   $  2,962,377
 64,000   United Technologies Corp. ........................      4,154,240
                                                               ------------
                                                                  7,116,617
                                                               ------------
          AIR FREIGHT & LOGISTICS - 0.9%
 35,000   United Parcel Service, Inc., Class B .............      1,991,150
                                                               ------------
          BEVERAGES - 5.3%
 80,000   Coca-Cola (The) Co. ..............................      4,009,600
 50,000   Diageo PLC, ADR ..................................      3,137,000
 80,000   PepsiCo, Inc. ....................................      4,876,000
                                                               ------------
                                                                 12,022,600
                                                               ------------
          CAPITAL MARKETS - 3.1%
 56,300   Ameriprise Financial, Inc. .......................      2,034,119
250,000   Apollo Investment Corp. ..........................      2,332,500
160,000   Invesco, Ltd. ....................................      2,692,800
                                                               ------------
                                                                  7,059,419
                                                               ------------
          CHEMICALS - 4.8%
100,000   Dow Chemical (The) Co. ...........................      2,372,000
 90,000   E.I. du Pont de Nemours & Co. ....................      3,113,100
 90,000   PPG Industries, Inc. (b) .........................      5,436,900
                                                               ------------
                                                                 10,922,000
                                                               ------------
          COMMERCIAL SERVICES & SUPPLIES - 1.1%
 80,000   Waste Management, Inc. ...........................      2,503,200
                                                               ------------
          COMMUNICATIONS EQUIPMENT - 3.3%
245,200   Cisco Systems, Inc. (c) ..........................      5,225,212
 70,000   QUALCOMM, Inc. ...................................      2,298,800
                                                               ------------
                                                                  7,524,012
                                                               ------------
          COMPUTERS & PERIPHERALS - 4.9%
100,000   Hewlett-Packard Co. ..............................      4,328,000
 55,000   International Business Machines Corp. (d) ........      6,791,400
                                                               ------------
                                                                 11,119,400
                                                               ------------
          DIVERSIFIED FINANCIAL SERVICES - 3.4%
147,000   JPMorgan Chase & Co. (b) .........................      5,381,670
 80,000   NYSE Euronext ....................................      2,210,400
                                                               ------------
                                                                  7,592,070
                                                               ------------
          DIVERSIFIED TELECOMMUNICATION SERVICES - 2.3%
 62,100   AT&T, Inc. .......................................      1,502,199
130,000   Verizon Communications, Inc. .....................      3,642,600
                                                               ------------
                                                                  5,144,799
                                                               ------------
          ELECTRIC UTILITIES - 0.7%
 50,000   Southern Co. .....................................      1,664,000
                                                               ------------

                        See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

 SHARES                       DESCRIPTION                          VALUE
-------   --------------------------------------------------   ------------
COMMON STOCKS - (CONTINUED)
          ELECTRICAL EQUIPMENT - 1.9%
 99,100   Emerson Electric Co. .............................   $  4,329,679
                                                               ------------
          FOOD & STAPLES RETAILING - 1.9%
 75,000   CVS Caremark Corp. (d) ...........................      2,199,000
 70,000   Sysco Corp. (b) ..................................      1,999,900
                                                               ------------
                                                                  4,198,900
                                                               ------------
          FOOD PRODUCTS - 0.6%
 50,000   Kraft Foods, Inc., Class A .......................      1,400,000
                                                               ------------
          HEALTHCARE EQUIPMENT & SUPPLIES - 1.4%
 90,000   Medtronic, Inc. ..................................      3,264,300
                                                               ------------
          HOTELS, RESTAURANTS & LEISURE - 0.8%
 60,000   Carnival Corp. ...................................      1,814,400
                                                               ------------
          INDUSTRIAL CONGLOMERATES - 2.4%
 40,000   3M Co. ...........................................      3,159,600
160,000   General Electric Co. (b) .........................      2,307,200
                                                               ------------
                                                                  5,466,800
                                                               ------------
          INSURANCE - 5.5%
 62,500   ACE Ltd. .........................................      3,217,500
120,000   Lincoln National Corp. (b) .......................      2,914,800
 85,000   MetLife, Inc. ....................................      3,209,600
 55,000   Prudential Financial, Inc. (b) ...................      2,951,300
                                                               ------------
                                                                 12,293,200
                                                               ------------
          IT SERVICES - 0.6%
 50,000   Paychex, Inc. ....................................      1,298,500
                                                               ------------
          LEISURE EQUIPMENT & PRODUCTS - 0.7%
 70,000   Mattel, Inc. (d) .................................      1,481,200
                                                               ------------
          MACHINERY - 2.4%
 90,000   Caterpillar, Inc. (b) ............................      5,406,300
                                                               ------------
          MARINE - 0.7%
150,000   Seaspan Corp. ....................................      1,500,000
                                                               ------------
          MEDIA - 1.5%
200,000   Regal Entertainment Group, Class A ...............      2,608,000
 25,500   Walt Disney (The) Co. (d) ........................        803,250
                                                               ------------
                                                                  3,411,250
                                                               ------------
          MULTILINE RETAIL - 3.0%
100,000   J.C. Penney Co., Inc. ............................      2,148,000
 95,000   Target Corp. .....................................      4,671,150
                                                               ------------
                                                                  6,819,150
                                                               ------------

                        See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

 SHARES                       DESCRIPTION                          VALUE
-------   --------------------------------------------------   ------------
COMMON STOCKS - (CONTINUED)
          OIL, GAS & CONSUMABLE FUELS - 9.2%
 40,000   Chevron Corp. ....................................   $  2,714,400
120,000   Exxon Mobil Corp. ................................      6,848,400
 40,000   Nordic American Tanker Shipping, Ltd. ............      1,123,600
115,000   Occidental Petroleum Corp. (b) ...................      8,872,250
 60,000   Williams (The) Cos., Inc. ........................      1,096,800
                                                               ------------
                                                                 20,655,450
                                                               ------------
          PERSONAL PRODUCTS - 1.4%
120,000   Avon Products, Inc. (b) ..........................      3,180,000
                                                               ------------
          PHARMACEUTICALS - 9.3%
 95,000   Abbott Laboratories ..............................      4,444,100
350,100   Bristol-Myers Squibb Co. (b) .....................      8,731,494
100,000   Merck & Co., Inc. ................................      3,497,000
300,000   Pfizer, Inc. .....................................      4,278,000
                                                               ------------
                                                                 20,950,594
                                                               ------------
          REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
184,300   Annaly Capital Management, Inc. (b) ..............      3,160,745
250,000   MFA Mortgage Investments, Inc. ...................      1,850,000
                                                               ------------
                                                                  5,010,745
                                                               ------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.4%
457,300   Intel Corp. (b) ..................................      8,894,485
200,000   Microchip Technology, Inc. (b) ...................      5,548,000
                                                               ------------
                                                                 14,442,485
                                                               ------------
          SOFTWARE - 2.0%
200,000   Microsoft Corp. ..................................      4,602,000
                                                               ------------
          SPECIALTY RETAIL - 1.0%
100,000   Limited Brands, Inc. .............................      2,207,000
                                                               ------------
          TOBACCO - 2.4%
160,000   Altria Group, Inc. ...............................      3,206,400
 50,000   Philip Morris International, Inc. ................      2,292,000
                                                               ------------
                                                                  5,498,400
                                                               ------------
          WATER UTILITIES - 0.7%
 74,200   American Water Works Co., Inc. ...................      1,528,520
                                                               ------------
          WIRELESS TELECOMMUNICATION SERVICES - 0.6%
 67,000   Vodafone Group PLC, ADR. .........................      1,384,890
                                                               ------------
          TOTAL COMMON STOCKS
          (Cost $239,036,228) ..............................    206,803,030
                                                               ------------

                        See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

SHARES/
 UNITS                          DESCRIPTION                            VALUE
-------   ------------------------------------------------------   ------------
MASTER LIMITED PARTNERSHIPS - 5.0%
          OIL, GAS & CONSUMABLE FUELS - 5.0%
105,000   Copano Energy, LLC ...................................   $  2,885,400
 90,000   Energy Transfer Partners, L.P. .......................      4,176,000
 40,000   Enterprise Products Partners, L.P. ...................      1,414,800
 60,000   Magellan Midstream Partners, L.P. ....................      2,805,000
                                                                   ------------
          TOTAL MASTER LIMITED PARTNERSHIPS
          (Cost $8,335,672) ....................................     11,281,200
                                                                   ------------
EXCHANGE-TRADED FUNDS - 2.7%
          CAPITAL MARKETS - 2.7%
264,200   SPDR KBW Bank ETF ....................................      6,047,538
                                                                   ------------
          TOTAL EXCHANGE-TRADED FUNDS
          (Cost $3,925,808) ....................................      6,047,538
                                                                   ------------
          TOTAL INVESTMENTS - 99.3%
          (Cost $251,297,708) (e) ..............................    224,131,768
                                                                   ------------

NUMBER OF
CONTRACTS                        DESCRIPTION                           VALUE
---------   ----------------------------------------------------   ------------
CALL OPTIONS WRITTEN - (0.1%)
          Annaly Capital Management, Inc. Call
    1,000   @ 18 due Jul 10 ....................................         (6,000)
                                                                   ------------
            Avon Products, Inc. Call
      200   @ 30 due Jul 10 ....................................         (2,000)
                                                                   ------------
            Bristol-Myers Squibb Co. Call
    2,000   @ 26 due Jul 10 ....................................        (32,000)
                                                                   ------------
            Caterpillar, Inc. Call
      300   @ 67.5 due Jul 10 ..................................         (6,900)
                                                                   ------------
            CVS Caremark Corp. Call
      750   @ 33 due Jul 10 ....................................         (6,000)
                                                                   ------------
            General Electric Co. Call
      200   @ 17 due Jul 10 ....................................           (600)
                                                                   ------------
            Intel Corp. Call
    1,000   @ 23 due Jul 10 ....................................         (3,000)
                                                                   ------------
            International Business Machines Corp. Call
      550   @ 135 due Jul 10 ...................................         (6,050)
                                                                   ------------

                        See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

NUMBER OF
CONTRACTS                        DESCRIPTION                           VALUE
---------   ----------------------------------------------------   ------------
CALL OPTIONS WRITTEN - (CONTINUED)
            JPMorgan Chase & Co. Call
      470   @ 41 due Jul 10 ....................................   $     (5,640)
                                                                   ------------
            Lincoln National Corp. Call
      300   @ 30 due Jul 10 ....................................         (1,500)
                                                                   ------------
            Mattel, Inc. Call
      700   @ 24 due Jul 10 ....................................         (3,500)
                                                                   ------------
            Microchip Technology, Inc. Call
      500   @ 30 due Jul 10 ....................................         (5,000)
                                                                   ------------
            Occidental Petroleum Corp. Calls
      150   @ 85 due Jul 10 ....................................         (4,050)
      500   @ 90 due Jul 10 ....................................         (3,000)
                                                                   ------------
                                                                         (7,050)
                                                                   ------------
            PPG Industries, Inc. Call
      400   @ 70 due Jul 10 ....................................         (3,000)
                                                                   ------------
            Prudential Financial, Inc. Call
      250   @ 65 due Jul 10 ....................................         (1,375)
                                                                   ------------
            S&P 500 Index Calls (f)
      200   @ 1130 due Jul 10 ..................................        (12,000)
      500   @ 1140 due Jul 10 ..................................        (22,500)
      200   @ 1150 due Jul 10 ..................................         (5,000)
      200   @ 1160 due Jul 10 ..................................         (4,000)
                                                                   ------------
                                                                        (43,500)
                                                                   ------------
            Sysco Corp. Call
      400   @ 30 due Jul 10 ....................................         (4,000)
                                                                   ------------
            Walt Disney (The) Co. Call
      255   @ 37 due Jul 10 ....................................           (765)
                                                                   ------------
      TOTAL CALL OPTIONS WRITTEN - (0.1)% ......................       (137,880)
      (Premiums received $1,489,555)
                                                                   ------------
      NET OTHER ASSETS AND LIABILITIES - 0.8% ..................      1,655,452
                                                                   ------------
      NET ASSETS - 100.0% ......................................   $225,649,340
                                                                   ============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Call options were written on a portion of the common stock position and are fully covered by the common stock position.

(c)  Non-income producing security.

(d) Call options were written on this entire common stock position and are fully covered by the common stock position.

                        See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,111,971 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $39,277,911.

(f) Call options on securities indices were written on a portion of the common stock positions that were not used to cover call options on individual equity securities held in the Fund's portfolio.

ADR  American Depositary Receipt

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2010 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                         ASSETS TABLE
                                   --------------------------------------------------------
                                                                   LEVEL 2        LEVEL 3
                                       TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                     VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                     6/30/2010       PRICES         INPUTS        INPUTS
                                   ------------   ------------   -----------   ------------
Common Stocks* .................   $206,803,030   $206,803,030       $--            $--
Master Limited Partnerships* ...     11,281,200     11,281,200        --             --
Exchange-Traded Funds* .........      6,047,538      6,047,538        --             --
                                   ------------   ------------       ---            ---
Total Investments ..............   $224,131,768   $224,131,768       $--            $--
                                   ============   ============       ===            ===

                                                       LIABILITIES TABLE
                                   --------------------------------------------------------
                                                                   LEVEL 2        LEVEL 3
                                       TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                     VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                     6/30/2010       PRICES         INPUTS        INPUTS
                                   ------------   ------------   -----------   ------------
Call Options Written ...........   $   (137,880)  $   (137,880)      $--            $--
                                   ============   ============       ===            ===

*    See the Portfolio of Investments for industry breakdown.

                        See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2010 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $251,297,708) ........................................................................   $224,131,768
Prepaid expenses ..............................................................................         33,379
Receivables:
   Investment securities sold .................................................................      4,289,397
   Dividends ..................................................................................        641,379
   Interest ...................................................................................            211
                                                                                                  ------------
      Total Assets ............................................................................    229,096,134
                                                                                                  ------------
LIABILITIES:
Options written, at value (Premiums received $1,489,555) ......................................        137,880
Payables:
   Due to custodian ...........................................................................      3,029,344
   Investment advisory fees ...................................................................        195,803
   Audit and tax fees .........................................................................         27,219
   Legal fees .................................................................................         22,874
   Administrative fees ........................................................................         17,973
   Printing fees ..............................................................................         10,633
   Transfer agent fees ........................................................................          3,253
Other liabilities .............................................................................          1,815
                                                                                                  ------------
      Total Liabilities .......................................................................      3,446,794
                                                                                                  ------------
NET ASSETS ....................................................................................   $225,649,340
                                                                                                  ============
NET ASSETS CONSIST OF:
Paid-in capital ...............................................................................   $343,864,427
Par value .....................................................................................        199,732
Accumulated net investment income (loss) ......................................................     (6,703,584)
Accumulated net realized gain (loss) on investments and written options transactions ..........    (85,896,970)
Net unrealized appreciation (depreciation) on investments and written options .................    (25,814,265)
                                                                                                  ------------
NET ASSETS ....................................................................................   $225,649,340
                                                                                                  ============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) ..........................   $      11.30
                                                                                                  ============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized) ...     19,973,164
                                                                                                  ============

                        See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

INVESTMENT INCOME:
Dividends ........................................................   $  3,439,388
Interest .........................................................            482
                                                                     ------------
      Total investment income ....................................      3,439,870
                                                                     ------------
EXPENSES:
Investment advisory fees .........................................      1,231,860
Administrative fees ..............................................        112,225
Printing fees ....................................................         54,937
Legal fees .......................................................         32,082
Custodian fees ...................................................         24,199
Audit and tax fees ...............................................         22,019
Trustees' fees and expenses ......................................         19,520
Transfer agent fees ..............................................         17,072
Other ............................................................         28,897
                                                                     ------------
      Total expenses .............................................      1,542,811
                                                                     ------------
NET INVESTMENT INCOME (LOSS) .....................................      1,897,059
                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments ...................................................      4,517,419
   Written option transactions * .................................        528,955
                                                                     ------------
Net realized gain (loss) .........................................      5,046,374
                                                                     ------------
Net change in unrealized appreciation (depreciation) on:
   Investments ...................................................    (19,554,160)
   Written options held * ........................................      1,000,251
                                                                     ------------
Net change in unrealized appreciation (depreciation) .............    (18,553,909)
                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ..........................    (13,507,535)
                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..   $(11,610,476)
                                                                     ============

*    Primary risk exposure is equity contracts.

                        See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                   ENDED          YEAR
                                                                                 6/30/2010        ENDED
                                                                                (UNAUDITED)    12/31/2009
                                                                               ------------   ------------
OPERATIONS:
Net investment income (loss) ...............................................   $  1,897,059   $  3,977,623
Net realized gain (loss) ...................................................      5,046,374    (55,181,310)
Net change in unrealized appreciation (depreciation) .......................    (18,553,909)    93,750,564
                                                                               ------------   ------------
Net increase (decrease) in net assets resulting from operations ............    (11,610,476)    42,546,877
                                                                               ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ......................................................     (8,788,192)    (3,797,356)
Return of capital ..........................................................             --    (15,376,882)
                                                                               ------------   ------------
Total distributions to shareholders ........................................     (8,788,192)   (19,174,238)
                                                                               ------------   ------------
CAPITAL TRANSACTIONS:
Proceeds from Common Shares reinvested .....................................             --             --
                                                                               ------------   ------------
Net increase (decrease) in net assets resulting from capital transactions ..             --             --
                                                                               ------------   ------------
Total increase (decrease) in net assets ....................................    (20,398,668)    23,372,639
NET ASSETS:
Beginning of period ........................................................    246,048,008    222,675,369
                                                                               ------------   ------------
End of period ..............................................................   $225,649,340   $246,048,008
                                                                               ============   ============
Accumulated net investment income (loss) at end of period ..................   $ (6,703,584)  $    187,549
                                                                               ============   ============
CAPITAL TRANSACTIONS WERE AS FOLLOWS:
Common Shares at beginning of period .......................................     19,973,164     19,973,164
Common Shares issued as reinvestment under the Dividend Reinvestment Plan ..             --             --
                                                                               ------------   ------------
Common Shares at end of period .............................................     19,973,164     19,973,164
                                                                               ============   ============

                        See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    SIX MONTHS
                                                      ENDED         YEAR         YEAR           YEAR           YEAR         YEAR
                                                    6/30/2010       ENDED        ENDED          ENDED          ENDED        ENDED
                                                   (UNAUDITED)   12/31/2009   12/31/2008   12/31/2007 (a)   12/31/2006   12/31/2005
                                                   -----------   ----------   ----------   --------------   ----------   ----------
Net asset value, beginning of period ...........   $  12.32       $  11.15     $  18.38       $  18.65       $  18.99    $  19.97
                                                   --------       --------     --------       --------       --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...................       0.09           0.20         0.42           0.14           0.02        0.01
Net realized and unrealized gain (loss) ........      (0.67)          1.93        (6.05)          1.24           1.24        0.61
                                                   --------       --------     --------       --------       --------    --------
Total from investment operations ...............      (0.58)          2.13        (5.63)          1.38           1.26        0.62
                                                   --------       --------     --------       --------       --------    --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ..........................      (0.44)         (0.19)       (0.43)         (0.14)         (0.02)      (0.01)
Net realized gain ..............................         --             --        (0.10)         (1.51)         (1.58)      (1.59)
Return of capital ..............................         --          (0.77)       (1.07)            --             --          --
                                                   --------       --------     --------       --------       --------    --------
Total distributions ............................      (0.44)         (0.96)       (1.60)         (1.65)         (1.60)      (1.60)
                                                   --------       --------     --------       --------       --------    --------
Net asset value, end of period .................   $  11.30       $  12.32     $  11.15       $  18.38       $  18.65    $  18.99
                                                   ========       ========     ========       ========       ========    ========
Market value, end of period ....................   $  10.15       $  11.70     $   8.85       $  16.14       $  18.41    $  17.12
                                                   ========       ========     ========       ========       ========    ========
TOTAL RETURN BASED ON NET ASSET VALUE (B) ......      (4.65)%        22.24%      (30.54)%         8.19%          7.09%       3.48%
                                                   ========       ========     ========       ========       ========    ========
TOTAL RETURN BASED ON MARKET VALUE (B) .........      (9.74)%        46.26%      (37.22)%        (3.76)%        17.26%      (6.85)%
                                                   ========       ========     ========       ========       ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........   $225,649       $246,048     $222,675       $367,009       $372,576    $379,245
Ratio of total expenses to average net assets ..       1.25%(c)       1.34%        1.31%          1.21%          1.24%       1.23%
Ratio of net investment income (loss) to
   average net assets ..........................       1.54%(c)       1.80%        2.80%          0.76%          0.13%       0.04%
Portfolio turnover rate ........................         23%            74%         121%           174%           131%        266%

----------
(a) On September 14, 2007, Chartwell Investment Partners, L.P. became the sub-advisor to the Fund.

(b) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(c)  Annualized.

                        See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                            JUNE 30, 2010 (UNAUDITED)

                               1. FUND DESCRIPTION

First Trust Enhanced Equity Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on May 20, 2004 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FFA on the New York Stock Exchange ("NYSE").

The Fund's investment objective is to provide a high level of current income and gains and, to a lesser extent, capital appreciation. The Fund pursues its investment objective by investing in a diversified portfolio of equity securities. Under normal market conditions, the Fund pursues an integrated investment strategy in which the Fund invests substantially all of its managed assets in a diversified portfolio of common stocks of U.S. corporations and U.S. dollar-denominated equity securities of non-U.S. issuers, in each case that are traded on U.S. securities exchanges, and on an ongoing and consistent basis writes (sells) covered call options on a portion of the Fund's managed assets. There can be no assurance that the Fund's investment objective will be achieved.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written (sold) and dividends declared but unpaid), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund values exchange-traded options and other derivative contracts at the closing price on the exchange on which they are principally traded, or if not traded, or no closing price is available, at the mean between the last bid and asked price.

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                            JUNE 30, 2010 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     - Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

     - Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

               -    Quoted prices for similar securities in active markets.

               - Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

               - Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

               - Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

     - Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of June 30, 2010, is included with the Fund's Portfolio of Investments.

B. WRITTEN OPTIONS:

The Fund may write (sell) covered call options ("options") on all or a portion of the equity securities held in the Fund's portfolio and on securities indices as determined to be appropriate by Chartwell Investment Partners, L.P. ("Chartwell" or the "Sub-Advisor"), consistent with the Fund's investment objective. The number of options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. The Fund will not write (sell) "naked" or uncovered options. If certain equity securities held in the Fund's portfolio are not covered by a related call option on the individual equity security, securities index options may be written on all or a portion of such uncovered securities. By writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received, for writing (selling) the options, and to provide a partial hedge against a market decline in the underlying equity security. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as an asset with an equal liability and is subsequently marked-to-market daily to reflect the current market value of the option written (sold). The options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the exercise price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying equity security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's exercise price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2010 (UNAUDITED)

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the Fund's covered call investment strategy depends on the ability of Chartwell to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium received and the exercise price of the option, but has retained the risk of loss should the price of the underlying security decline. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. Over-the-counter ("OTC") options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

The Fund may hold publicly-traded master limited partnerships ("MLPs") and real estate investment trusts ("REITs"). Distributions from such investments may include a return of capital component from the MLP or REIT to the extent of the cost basis of such MLP or REIT investments. The actual character of amounts received during the year is not known until after the fiscal year end. The Fund records the character of distributions received from the MLPs or REITs during the year based on estimates available. The Fund's characterization may be subsequently revised based on information received from the MLPs or REITs after their tax reporting periods conclude.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Fund are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of any net realized capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and realized capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The character of distributions for tax reporting purposes will depend on the Fund's investment experience during the remainder of its fiscal year; however, based on information for the fiscal year through June 30, 2010, it is likely that the Fund's distributions will include a return of capital component for the fiscal year ending on December 31, 2010.

The tax character of distributions paid during the fiscal year ended December 31, 2009 was as follows:

Distributions paid from:

Ordinary Income ....   $ 3,797,356
Return of Capital ..    15,376,882

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income ...............   $         --
Net Unrealized Appreciation (Depreciation) ..    (13,727,702)
Accumulated Capital and Other Losses ........    (84,288,449)

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2010 (UNAUDITED)

E. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

The Fund intends to utilize provisions of the federal income tax laws, which allows it to carry a realized capital loss forward for eight years following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2009, the Fund had a capital loss carryforward for federal income tax purposes of $83,364,751, with $15,025,062 and $68,339,689 expiring on December 31, 2016 and
2017, respectively.

Certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2009, the Fund intends to elect to defer net realized capital losses of $923,698 incurred from November 1, 2009 through December 31, 2009.

The Fund is subject to tax accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2006, 2007, 2008 and 2009 remain open to federal and state audit. As of June 30, 2010, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

F. EXPENSES:

The Fund pays all expenses directly related to its operations.

G. ACCOUNTING PRONOUNCEMENT:

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are currently effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund's financial statement disclosures, if any.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets, which means the average daily gross assets of the Fund minus the sum of the Fund's accrued and unpaid dividends on any outstanding Common Shares and accrued liabilities, including the value of call options written (sold).

Chartwell serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.50% of Managed Assets that is paid monthly by First Trust out of its investment advisory fee.

PNC Global Investment Servicing (U.S.) Inc., formerly an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc. ("PNC"), serves as the Fund's Administrator, Fund Accountant and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of PNC, serves as the Fund's Custodian in accordance with certain fee arrangements.

On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. changed its name to BNY Mellon Investment Servicing (US) Inc. PFPC Trust Company will not change its name until a later date to be announced.

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2010 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each additional trust in the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually, the Chairman of the Audit Committee is paid $5,000 annually, and each of the Chairmen of the Nominating and Governance Committee and Valuation Committee are paid $2,500 annually to serve in such capacities, with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms ending December 31, 2011, before rotating to serve as chairman of another Committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the trusts for serving in such capacities.

                4. PURCHASES AND SALES OF SECURITIES AND OPTIONS

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments and written options, for the six months ended June 30, 2010, were $55,605,080 and $61,879,136, respectively.

Written option activity for the Fund was as follows:

                                               NUMBER
                                                 OF
                                              CONTRACTS    PREMIUMS
                                              ---------   -----------
WRITTEN OPTIONS
Options outstanding at December 31, 2009 ..    24,445     $ 2,227,651
Options written ...........................   140,126      11,965,317
Options expired ...........................   (78,231)     (5,987,091)
Options exercised .........................   (10,012)       (551,546)
Options closed ............................   (65,303)     (6,164,776)
                                              -------     -----------
Options outstanding at June 30, 2010 ......    11,025     $ 1,489,555
                                              =======     ===========

                               5. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             6. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the securities markets, or when political or economic events affecting the issuers occur. When the Advisor or Sub-Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the securities is extremely limited or absent), the Fund may take temporary defensive positions.

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2010 (UNAUDITED)

MLP RISK: An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments.

EQUITY SECURITIES RISK: The Fund invests in equity securities. An adverse event affecting an issuer, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, the prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of equity securities to which the Fund has exposure. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers or their industries occur.

OPTION RISK: The Fund may write (sell) covered call options on a portion of the equity securities held in the Fund's portfolio as determined to be appropriate by the Fund's Sub-Advisor, consistent with the Fund's investment objective. The ability to successfully implement the Fund's investment strategy depends on the Sub-Advisor's ability to predict pertinent market movements, which can not be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold an equity security that it might otherwise sell. There can be no assurance that a liquid market for the options will exist when the Fund seeks to close out an option position. Additionally, to the extent that the Fund purchases options pursuant to a hedging strategy, the Fund will be subject to additional risks.

INDUSTRY RISK: The Fund may not invest 25% or more of its total assets in securities of issuers in any single industry. If the Fund is focused in an industry, it may present more risks than if it were broadly diversified over numerous industries of the economy. Individual industries may be subject to unique risks which may include, among others, governmental regulation, inflation, technological innovations that may render existing products and equipment obsolete, competition from new entrants, high research and development costs, and rising interest rates.

INCOME RISK: Net investment income paid by the Fund to its Common Shareholders is derived from the dividends and interest it receives from the equity securities and other investments held in the Fund's portfolio and from short-term gains derived from the premiums it receives from writing (selling) call options. Premiums from writing (selling) call options and dividends and interest payments made by the securities in the Fund's portfolio can vary widely over time. Dividends on equity securities are not fixed but are declared at the discretion of an issuer's board of directors. There is no guarantee that the issuers of the equity securities in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels. The Fund cannot assure as to what percentage of the distributions paid on the Common Shares, if any, will consist of qualified dividend income or long-term capital gains, both of which are taxed at lower rates for individuals than are ordinary income and short-term capital gains.

NON-U.S. RISK: The Fund may invest a portion of its assets in the equity securities of issuers domiciled in jurisdictions other than the U.S. Investments in the securities and instruments of non-U.S. issuers involve certain considerations and risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Non-U.S. securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than exists in the United States. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. A related risk is that there may be difficulty in obtaining or enforcing a court judgment abroad.

                              7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that besides the subsequent events that have already been disclosed there was the following subsequent event:

On August 24, 2010, members of the Robert Donald Van Kampen family entered into a Stock Purchase Agreement to sell 100% of the common stock of The Charger Corporation to James A. Bowen, the President of First Trust. The transaction is expected to be completed by September 21, 2010 and is subject to normal closing conditions. The consummation of the transaction will be deemed to be "an assignment" (as defined in the 1940 Act) of the Investment Management Agreement between the Fund and First Trust, and will result in

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2010 (UNAUDITED)

the automatic termination of the agreement. Prior to consummation of the transaction, it is anticipated that the Board of Trustees of the Fund will consider an interim investment management agreement and a new ongoing investment management agreement with First Trust, which will contain terms substantially identical to the existing Investment Management Agreement. If approved by the Board of Trustees of the Fund, the new ongoing investment management agreement will be presented for shareholder approval.

ADDITIONAL INFORMATION

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                            JUNE 30, 2010 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions on your Common Shares, will be automatically reinvested by BNY Mellon Investment Servicing (US) Inc., (formerly PNC Global Investment Servicing (U.S.) Inc.) (the "Plan Agent") in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

     (1) If Common Shares are trading at or above NAV at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

     (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                            JUNE 30, 2010 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Strategic High Income Fund III, First Trust Specialty Finance and Financial Opportunities Fund and First Trust Active Dividend Income Fund was held on April 14, 2010. At the Annual Meeting, Trustees James A. Bowen and Niel B. Nielson were elected by the Common Shareholders of the First Trust Enhanced Equity Income Fund as Class III Trustees for a three-year term expiring at the Fund's annual meeting of shareholders in 2013. The number of votes cast in favor of Mr. Bowen was 17,536,210, the number of votes against was 313,173 and the number of abstentions was 2,123,781. The number of votes cast in favor of Mr. Nielson was 17,538,579, the number of votes against was 310,804 and the number of abstentions was 2,123,781. Richard E. Erickson, Thomas R. Kadlec and Robert F. Keith are the other current and continuing Trustees.

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust Enhanced Equity Income Fund (the "Fund"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Advisory Agreement") between the Fund and First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Fund, the Advisor and Chartwell Investment Partners (the "Sub-Advisor"), at a meeting held on March 21-22, 2010. The Board determined that the terms of the Agreements are fair and reasonable and that the Agreements continue to be in the best interests of the Fund.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The reports, among other things, outlined the services provided by the Advisor and the Sub-Advisor (including the relevant personnel responsible for these services and their experience); the advisory and sub-advisory fees for the Fund as compared to fees charged to other clients of the Advisor and the Sub-Advisor and as compared to fees charged by investment advisors and sub-advisors to comparable funds; expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall out benefits to the Advisor and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Fund and the Advisor and among the Fund, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders.

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                            JUNE 30, 2010 (UNAUDITED)

In reviewing the Agreements, the Board considered the nature, quality and extent of services provided by the Advisor and the Sub-Advisor under the Agreements. The Board considered the Advisor's statements regarding the incremental benefits associated with the Fund's advisor/sub-advisor management structure. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Fund, including the oversight of the Sub-Advisor. The Board noted the compliance program that had been developed by the Advisor and considered that the compliance program includes policies and procedures for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objective and policies. The Board also noted the enhancements made by the Advisor to the compliance program in 2009. With respect to the Sub-Advisory Agreement, the Board received a presentation from representatives of the Sub-Advisor discussing the services that the Sub-Advisor provides to the Fund and how the Sub-Advisor manages the Fund's investments. In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services provided to the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with its investment objective and policies.

The Board considered the advisory and sub-advisory fees paid under the Agreements. The Board considered the advisory fees charged by the Advisor to similar funds and other non-fund clients, and noted that the Advisor does not provide advisory services to other clients with investment objectives and policies similar to the Fund's. The Board also considered information provided by the Sub-Advisor as to the fee it charges to other similar clients, noting that the sub-advisory fee is lower than the fees charged by the Sub-Advisor to another closed-end fund with similar investment strategies to which it provides advisory services. In addition, the Board received data prepared by Lipper Inc. ("Lipper"), an independent source, showing the management fees and expense ratios of the Fund as compared to the management fees and expense ratios of a combined peer group selected by Lipper and the Advisor. The Board discussed with representatives of the Advisor the limitations in creating a relevant peer group for the Fund, including that (i) most peer funds do not employ an advisor/sub-advisor management structure; (ii) the peer funds may not have the same fiscal year as the Fund, which may cause the expense data used by Lipper to be measured over different time periods; and (iii) many of the peer funds are larger than the Fund. The Board reviewed the Lipper materials, but based on its discussions with the Advisor, the Board determined that the Lipper data was of limited value for purposes of its consideration of the renewal of the Agreements.

The Board also considered performance information for the Fund, noting that the performance information included the Fund's quarterly performance report, which is part of the process that the Board has established for monitoring the Fund's performance on an ongoing basis, and had been enhanced to assess portfolio risk as well. The Board determined that this process continues to be effective for reviewing the Fund's performance. In addition to the Board's ongoing review of performance, the Board also received data prepared by Lipper comparing the Fund's performance to the combined peer group selected by Lipper and the Advisor, as well as to a larger group and to a benchmark. The Board reviewed the Lipper materials, but for similar reasons to those described above, the Board determined that the performance data provided by Lipper was of limited value. In addition, the Board considered the market price and net asset value performance of the Fund since inception, and compared the Fund's premium/discount to the average and median premium/discount of the combined peer group, noting that the Fund's premium/discount was generally indicative of the asset class and market events. Based on the information provided and the Board's ongoing review of the Fund's performance, the Board concluded that the Fund's performance was reasonable.

On the basis of all the information provided on the fees, expenses and performance of the Fund, the Board concluded that the advisory and sub-advisory fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor and Sub-Advisor under the Agreements.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board concluded that the advisory fee reflects an appropriate level of sharing of any economies of scale at current asset levels. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment manager to the Fund for the twelve months ended December 31, 2009, as set forth in the materials provided to the Board. The Board noted the inherent limitations in the profitability analysis, and concluded that the Advisor's profitability appeared to be not excessive in light of the services provided to the Fund. In addition, the Board considered and discussed any ancillary benefits derived by the Advisor from its relationship with the Fund and noted that the typical fall out benefits to the Advisor such as soft dollars are not present. The Board concluded that any other fall out benefits received by the Advisor or its affiliates would appear to be limited.

The Board considered that the Sub-Advisor had continually reinvested its capital to build a large, experienced group of professionals to serve its clients, including the Fund. The Board considered that the sub-advisory fee rate was negotiated at arm's length between the Advisor and the Sub-Advisor, an unaffiliated third party. The Board also considered data provided by the Sub-Advisor as to the profitability of the Sub-

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                            JUNE 30, 2010 (UNAUDITED)

Advisory Agreement to the Sub-Advisor. The Board noted the inherent limitations in this profitability analysis and concluded that the profitability analysis for the Advisor was more relevant, although the profitability of the Sub-Advisory Agreement appeared to be not excessive in light of the services provided to the Fund. The Board considered the fall-out benefits realized by the Sub-Advisor from its relationship with the Fund, including soft-dollar arrangements, and considered a summary of such arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                       This Page Left Blank Intentionally.

                      This Page Left Blank Intentionally.

(FIRST TRUST LOGO)

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Chartwell Investment Partners, L.P.
1235 Westlakes Drive, Suite 400
Berwyn, PA 19312

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
PFPC Trust Company
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There have been no changes, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a)(1) of this item in the Registrant's most recent annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) First Trust Enhanced Equity Income Fund


By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date August 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date August 19, 2010


By (Signature and Title)* /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date August 19, 2010

* Print the name and title of each signing officer under his or her signature.